Financial assets and liabilities - Currency Exposures Narrative (Details) $ in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)
Currency risk
Disclosure of detailed information about hedges [line items]
Percentage of possible change in risk variable	10.00%	10.00%
Currency risk | Top of range
Disclosure of detailed information about hedges [line items]
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact in net earnings		$ (42)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar gain (loss) on other comprehensive income (loss)		16
Currency risk | Bottom of range
Disclosure of detailed information about hedges [line items]
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact in net earnings		3
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar gain (loss) on other comprehensive income (loss)		13
Interest rate swap
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities		1
Interest rate swap | Currency risk
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities	$ 82
Amortizing Cross Currency Interest Rate Swaps | Currency risk | 2029
Disclosure of detailed information about hedges [line items]
Notional amount	213	292
Hedging instrument, assets		9
Series US-1 Notes | Interest rate swap | Currency risk
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	353	464
Series US-2 Notes | Interest rate swap | Currency risk
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	98	132
Series US-4 Notes | Interest rate swap | Currency risk
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	109	139
Series US-5 Notes | Interest rate swap | Currency risk
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	91	114
Series US-6 Notes | Interest rate swap | Currency risk
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	84	106
Series US-7 Notes | Interest rate swap | Currency risk
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	143	182
Series US-11 Notes | Interest rate swap | Currency risk | 2036
Disclosure of detailed information about hedges [line items]
Notional amount	$ 650	899
Hedging instrument, assets		$ 6